Note Borrowings (Additional Information) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Amount Of Available Unused Funds	$ 3,800	$ 3,900
Federal Home Loan Bank Advances And Letters Of Credit Amount Used	673	762
Federal Reserve Bank Advances
Debt Disclosure [Line Items]
Line Of Credit Facility Current Borrowing Capacity	1,200	$ 1,300
Line Of Credit Facility Capacity Available For Specific Purpose Other Than For Trade Purchases	$ 200